Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial assets and liabilities that are measured at fair value on a recurring basis

	December 31, 2018				December 31, 2017
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Trading investments
Mutual funds	6,176	319	—	6,495	6,616	208	—	6,824
Total trading	6,176	319	—	6,495	6,616	208	—	6,824

Available-for-sale investments
US government and federal agencies	—	1,786,507	—	1,786,507	—	2,709,104	—	2,709,104
Non-US governments debt securities	—	25,425	—	25,425	—	26,248	—	26,248
Corporate debt securities	—	78,713	—	78,713	—	243,372	—	243,372
Asset-backed securities - Student loans	—	—	12,626	12,626	—	—	12,493	12,493
Commercial mortgage-backed securities	—	123,209	—	123,209	—	141,500	—	141,500
Residential mortgage-backed securities	—	156,269	—	156,269	—	184,723	—	184,723
Total available-for-sale	—	2,170,123	12,626	2,182,749	—	3,304,947	12,493	3,317,440

Other assets - Derivatives	—	11,564	—	11,564	—	9,124	—	9,124

Financial liabilities
Other liabilities - Derivatives	—	11,236	—	11,236	—	10,468	—	10,468

Schedule of level 3 reconciliation

	December 31, 2018	December 31, 2017	December 31, 2016
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,493	12,493	12,161
Realized and unrealized gains (losses) recognized in other comprehensive income	133	—	332
Carrying amount at end of year	12,626	12,493	12,493

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2018			December 31, 2017
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,053,883	2,053,883	—	1,535,138	1,535,138	—
Securities purchased under agreement to resell	Level 2	27,341	27,341	—	178,769	178,769	—
Short-term investments	Level 1	52,336	52,336	—	249,984	249,984	—
Investments held-to-maturity	Level 2	2,066,120	2,036,214	(29,906)	1,381,955	1,377,354	(4,601)
Loans, net of allowance for credit losses	Level 2	4,043,889	4,047,262	3,373	3,776,862	3,770,450	(6,412)
Other real estate owned¹	Level 2	5,346	5,346	—	9,127	9,127	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	7,449,843	7,449,843	—	7,813,654	7,813,654	—
Term deposits	Level 2	1,968,576	1,970,004	(1,428)	1,710,338	1,710,223	115
Deposits from banks	Level 2	33,822	33,822	—	12,466	12,466	—
Long-term debt	Level 2	143,322	146,261	(2,939)	117,000	118,321	(1,321)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.